Segmented Information - Schedule of Information Relating to Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 169,420	$ 151,049	$ 146,608
Unadjusted gross profit	68,284	60,055	57,755
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	3,606	9,912	13,054
Retail Segment [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	64,210	58,936	55,578
Retail Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	160,981	143,499	141,607
Other Segments [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	4,074	1,119	2,177
Other Segments [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	3,606	9,912	13,054
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	$ 8,439	$ 7,550	$ 5,001